Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Balance at Dec. 31, 2012	$ 3,615	$ 12,765,616	$ (9,353,207)	$ 3,416,024
Balance (in Shares) at Dec. 31, 2012	36,149,985
Common shares issued for acquisition	$ 84	1,118,089		$ 1,118,173
Common shares issued for acquisition (in Shares)	835,810			835,810
Common shares for payment of goods and services	$ 79	553,281		$ 553,360
Common shares for payment of goods and services (in Shares)	793,679			793,679
Common shares issued for conversion of securities and convertible debt	$ 94	469,906		$ 470,000
Common shares issued for conversion of securities and convertible debt (in Shares)	940,000
Warrants issued in conjunction with note conversion		392,170		392,170
Common shares for cash, net	$ 936	8,177,535		$ 8,178,471
Common shares for cash, net (in Shares)	9,357,578			9,357,578
Warrants and options exercised	$ 76	(76)		$ 0
Warrants and options exercised (in Shares)	757,864			757,864
Share-based compensation		1,065,288		$ 1,065,288
Net loss			(4,013,127)	(4,013,127)
Balance at Dec. 31, 2013	$ 4,884	24,541,809	(13,366,334)	$ 11,180,359
Balance (in Shares) at Dec. 31, 2013	48,834,916			48,834,916
Common shares issued for acquisition	$ 20	210,893		$ 210,913
Common shares issued for acquisition (in Shares)	204,750			204,750
Common shares issued for conversion of securities and convertible debt	$ 261	1,171,114		$ 1,171,375
Common shares issued for conversion of securities and convertible debt (in Shares)	2,605,513			2,605,513
Warrants issued in conjunction with note conversion				$ 1,339,880
Common shares for cash, net				210,913
Warrants and options exercised	$ 634	3,071,536		$ 3,072,170
Warrants and options exercised (in Shares)	6,340,775			6,340,775
Premium on Series AA Preferred conversion to common shares		2,243,410	(2,243,410)
Share-based compensation	$ 5	2,046,069		$ 2,046,074
Share-based compensation (in Shares)	47,606
Net loss			(6,488,499)	(6,488,499)
Balance at Dec. 31, 2014	$ 5,804	33,284,831	$ (22,098,243)	$ 11,192,392
Balance (in Shares) at Dec. 31, 2014	58,033,560			58,033,560
Common shares issued for acquisition				$ 3,547,048
Common shares issued for acquisition (in Shares)				11,021,170
Common shares for cash, net	$ 1,102	3,545,946		$ 3,547,048
Common shares for cash, net (in Shares)	11,021,170
Warrants and options exercised	$ 100	(100)
Warrants and options exercised (in Shares)	999,667
Share-based compensation	$ 165	798,062		$ 798,227
Share-based compensation (in Shares)	1,652,907
Common shares issued for settlement of accrued expenses	$ 1	2,999		3,000
Common shares issued for settlement of accrued expenses (in Shares)	8,334
Net loss			$ (2,790,246)	(2,790,246)
Balance at Sep. 30, 2015	$ 7,172	$ 37,631,738	$ (24,888,489)	$ 12,750,421
Balance (in Shares) at Sep. 30, 2015	71,715,638			71,715,638